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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7088

              Van Kampen Massachusetts Value Municipal Income Trust
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               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06
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Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MASSACHUSETTS VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)



PAR
AMOUNT
(000)           DESCRIPTION                                      COUPON            MATURITY               VALUE

                MUNICIPAL BONDS    156.3%
                MASSACHUSETTS    139.3%

 $       1,000  Boston, MA Ser A Rfdg (MBIA Insd)                  5.000%          02/01/21            $ 1,059,840
         2,000  Boston, MA Wtr & Swr Commn Rev Gen Sr              5.000           11/01/21              2,128,840
                Ser A
         2,385  Greater Lawrence, MA San Dist (MBIA
                Insd) (Prerefunded @ 06/15/10)                     6.000           06/15/17              2,649,163
         1,000  Holyoke, MA Gas & Elec Dept Rev Ser A
                (MBIA Insd)                                        5.000           12/01/31              1,033,530
         1,000  Martha's Vineyard, MA Ld Bk Rev (AMBAC
                Insd)                                              5.000           05/01/22              1,060,600
           165  Massachusetts Ed Ln Auth Ed Ln Rev
                Issue E Ser B (AMBAC Insd) (AMT)                   6.250           07/01/11                166,107
           210  Massachusetts Ed Ln Auth Ed Ln Rev
                Issue E Ser B (AMBAC Insd) (AMT)                   6.300           07/01/12                211,401
         1,000  Massachusetts St Dev Fin Agy M/Srbc
                Proj Ser A (MBIA Insd)                             5.125           08/01/28              1,048,340
         1,000  Massachusetts St Dev Fin Agy Rev Boston
                Univ Ser T-1 (AMBAC Insd)                          5.000           10/01/35              1,037,590
         1,000  Massachusetts St Dev Fin Agy Rev
                College Pharmacy & Allied Hlth Ser D               5.000           07/01/35              1,019,530
         1,000  Massachusetts St Dev Fin Agy Rev Curry
                College Ser A (ACA Insd)                           5.000           03/01/35              1,011,460
           250  Massachusetts St Dev Fin Agy Rev
                Evergreen Ctr Inc                                  5.000           01/01/24                242,647
           500  Massachusetts St Dev Fin Agy Rev
                Evergreen Ctr Inc                                  5.500           01/01/35                503,650
         1,000  Massachusetts St Dev Fin Agy Rev
                Hampshire College                                  5.700           10/01/34              1,049,310
         1,000  Massachusetts St Dev Fin Agy Rev MA
                College of Pharmacy Ser B (Prerefunded
                @ 01/01/10)                                        6.750           07/01/30              1,128,440
         1,000  Massachusetts St Dev Fin Agy Rev
                Pharmacy & Allied Hlth Sciences                    5.750           07/01/33              1,056,590
         2,000  Massachusetts St Hlth & Ed Boston
                College Ser N                                      5.125           06/01/33              2,078,480
         1,000  Massachusetts St Hlth & Ed Fac Auth Rev
                Brandeis Univ Ser I (MBIA Insd)                    4.750           10/01/28              1,009,730
         1,500  Massachusetts St Hlth & Ed Fac Auth Rev
                Hlthcare Sys Covenant Hlth                         6.000           07/01/31              1,597,830
         1,000  Massachusetts St Hlth & Ed Fac Auth Rev
                Saint Mem Med Ctr Ser A                            6.000           10/01/23              1,000,870
         1,000  Massachusetts St Hlth & Ed Fac Auth Rev
                UMass Mem Issue Ser D                              5.000           07/01/33                991,840
         1,000  Massachusetts St Hlth & Ed Fac Auth Rev
                Vly Regl Hlth Sys Ser C Rfdg (Connie
                Lee Insd)                                          7.000           07/01/10              1,131,330
           435  Massachusetts St Hlth & Ed Fac Auth Rev
                Youville House Proj A (Prerefunded @
                02/15/07) (FHA Gtd)                                5.950           02/15/17                454,531
         1,000  Massachusetts St Hlth & Ed New England
                Med Ctr Hosp Ser H (FGIC Insd)                     5.000           05/15/25              1,048,770


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
         1,000  Massachusetts St Hsg Fin Agy Hsg Rev
                Ser H (AMT)                                        5.000           12/01/28              1,003,260
         1,000  Massachusetts St Hsg Fin Agy Hsg Rev
                Single Family Ser 120 (AMT)                        5.000           12/01/35              1,008,470
         2,000  Massachusetts St Indl Fin Agy Rev
                Suffolk Univ (Prerefunded @ 07/01/07)
                (AMBAC Insd)                                       5.250           07/01/27              2,092,380
         2,075  Massachusetts St Indl Fin Agy Rev Tufts
                Univ Ser H (MBIA Insd)                             4.750           02/15/28              2,088,654
         1,000  Massachusetts St Indl Fin Agy Rev
                Whitehead Inst Biomedical Resh                     5.125           07/01/26              1,001,120
           930  Massachusetts St Indl Fin Agy Wtr
                Treatment Amern Hingham (AMT)                      6.900           12/01/29                956,366
           930  Massachusetts St Indl Fin Agy Wtr
                Treatment Amern Hingham (AMT)                      6.950           12/01/35                956,775
         4,000  Massachusetts St Tpk Auth Metro Hwy Sys
                Rev Cap Apprec Sr Ser C (MBIA Insd)                    *           01/01/22              1,955,840
         2,550  Massachusetts St Tpk Auth Metro Hwy Sys
                Rev Sub Ser A (AMBAC Insd)                         5.000           01/01/39              2,579,886
         3,000  Massachusetts St Tpk Auth Rev Ser A
                Rfdg (Escrowed to Maturity)                        5.000           01/01/13              3,187,620
         2,000  Massachusetts St Wtr Pollutn Abatement
                Tr Pool Pgm Bds Ser 10                             5.000           08/01/21              2,125,880
         1,000  Massachusetts St Wtr Pollutn MWRA Pgm
                Ser A                                              5.000           08/01/32              1,032,740
         1,000  Massachusetts St Wtr Res Auth Gen Ser B
                Rfdg (AMBAC Insd)                                  5.000           12/01/20              1,065,700
         1,385  Monson, MA (AMBAC Insd) (a)                        5.250           11/01/19              1,510,079
         1,500  Narragansett, MA Regl Sch Dist (AMBAC
                Insd)                                              5.375           06/01/18              1,618,275
         1,000  New Bedford, MA Muni Purp Ln (FGIC Insd)           5.000           05/01/20              1,065,270
         2,500  New England Ed Ln Mktg Corp MA Student
                Ln Rev Sub Issue H (Std Lns Gtd) (AMT)             6.900           11/01/09              2,597,500
         1,000  Pittsfield, MA (MBIA Insd)                         5.125           04/15/22              1,075,330
         2,000  University MA Bldg Auth Proj Sr Ser 1
                Rfdg (AMBAC Insd)                                  5.250           11/01/21              2,161,880
         1,975  Westford, MA (AMBAC Insd)                          5.250           06/01/19              2,154,705
                                                                                               --------------------
                                                                                                        58,958,149
                                                                                               --------------------

                PUERTO RICO    11.9%
         2,000  Puerto Rico Comwlth Hwy & Trans Auth
                Hwy Rev Ser Y Rfdg (FSA Insd)                      6.250           07/01/21              2,476,000
         1,000  Puerto Rico Comwlth Infrastructure Fin
                Auth Spl Ser B                                     5.000           07/01/41              1,011,940
         2,000  Puerto Rico Pub Bldg Auth Rev Gtd Conv
                Cap Apprec Ser D (AMBAC Insd) (b)                0/5.450           07/01/30              1,569,840
                                                                                               --------------------
                                                                                                         5,057,780
                                                                                               --------------------

                U. S. VIRGIN ISLANDS    5.1%
         1,000  University Virgin Islands Impt Ser A               5.375           06/01/34              1,047,900
         1,000  Virgin Islands Pub Fin Auth Rev Gross
                Rcpt Taxes Ln Nt Ser A                             6.375           10/01/19              1,113,500
                                                                                               --------------------
                                                                                                         2,161,400
                                                                                               --------------------

TOTAL LONG-TERM INVESTMENTS    156.3%
   (Cost $61,600,096)                                                                                   66,177,329

SHORT-TERM INVESTMENT    1.7%
   (Cost $700,000)                                                                                         700,000
                                                                                                  -----------------

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
TOTAL INVESTMENTS    158.0%
   (Cost $62,300,096)                                                                                   66,877,329

OTHER ASSETS IN EXCESS OF LIABILITIES    1.1%                                                              455,818

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (59.1%)                                          (25,003,014)
                                                                                                  ----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                       $42,330,133
                                                                                                  ================



                Percentages are calculated as a percentage of net assets applicable to common shares.
*               Zero coupon bond


(a)             The Trust owns 100% of the outstanding bond issuance.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

ACA           - American Capital Access

AMBAC         - AMBAC Indemnity Corp.

AMT           - Alternative Minimum Tax

Connie Lee    - Connie Lee Insurance Co.

FGIC          - Financial Guaranty Insurance Co.

FHA           - Federal Housing Administration

FSA           - Financial Security Assurance Inc.

MBIA          - Municipal Bond Investors Assurance Corp.

Std Lns       - Student Loans

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Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Massachusetts Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 22, 2006